SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Aug. 31, 2014
Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7– SHAREHOLDERS’ EQUITY

Our authorized capital stock consists of 100,000,000 shares of common stock, with a par value of $0.01 per share, and 10,000,000 preferred shares with a par value of $0.001 per share.

All shares of common stock have equal voting rights and, when validly issued and outstanding, are entitled to one non-cumulative vote per share in all matters to be voted upon by shareholders.  The shares of common stock have no pre-emptive, subscription, conversion or redemption rights and may be issued only as fully paid and non-assessable shares. Holders of the common stock are entitled to equal ratable rights to dividends and distributions with respect to the common stock, as may be declared by our Board of Directors (our “Board”) out of funds legally available.  In the event of a liquidation, dissolution or winding up of the affairs of the Corporation, the holders of common stock are entitled to share ratably in all assets remaining available for distribution  to them after payment or provision for all liabilities and any preferential liquidation rights of any preferred stock then outstanding.

During the year ended August 31, 2014, we expensed approximately $767,000 in non-cash stock-based compensation to directors and outside consultants.

On September 1, 2013, our Board approved and granted a total of 60,000 options to consultants. The options are exercisable at $0.30 per share for a period of five years. All options vest 1/6 at the end of each month of consulting services. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 60,000 options issued during the period to these consultants, using the assumptions of a risk free interest rate of 1.62%, dividend yield of 0%, volatility of 303%, and an expected life of 5 years. These options are valued at approximately $16,000 and are being expensed over the vesting period of 6 months in the amount of approximately $2,700 per month and have been fully expensed at year end.

On October 1, 2013, we appointed Mr. Jack Lifton to serve as a member of our Board. In connection with the appointment of Mr. Jack Lifton to our Board on October 1, 2013, Mr. Lifton was granted 100,000 options to purchase shares of our common stock, vesting immediately with a term of 5 years and at an exercise price of $0.50. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 100,000 options issued during the period to this director, using the assumptions of a risk free interest rate of 1.10%, dividend yield of 0%, volatility of 302%, and an expected life of 5 years. These options were immediately expensed during the current period in the amount of approximately $47,000. In addition, Mr. Lifton, as a non-executive director, will receive $10,000 annually, $1,000 for in person board meetings, $500 for telephonic board meetings and $500 for committee meetings (both in person and telephonic) pursuant to our director compensation program.

On November 25, 2013, our Board approved and granted a total of 10,000 options to consultants. The options are exercisable at $0.50 per share for a period of five years. All options vest immediately. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 10,000 options issued during the period to these consultants, using the assumptions of a risk free interest rate of 1.37%, dividend yield of 0%, volatility of 298%, and an expected life of 5 years. These options were expensed immediately in the amount of approximately $5,000.

On December 8, 2013, our Board approved and granted 240,000 options to Mr. Marchese, 160,000 options to Dr. Pingitore, and 60,000 options each to Mr. Gorski, Dr. Wolfe, Mr. Lifton, Dr. Goodell, Ms. Lynch and Mr. Wall. All options to these members are exercisable at $0.50 per share for a period of ten years, vesting immediately. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 760,000 options issued during the period to these directors, using the assumptions of a risk free interest rate of 2.88%, dividend yield of 0%, volatility of 297%, and an expected life of 10 years. These options were expensed during the quarter ending February 28, 2014. Total value expensed was approximately $380,000.

On January 10, 2014, our Board entered into an agreement with a consultant to provide advisory services to the Company’s Board. As a part of the agreement our Board approved to provide the consultant with annual cash compensation of $5,000 and a grant of 25,000 options. The options are exercisable at $0.42 per share for a period of five years. All options vest immediately. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 25,000 options issued during the period to this advisor, using the assumptions of a risk free interest rate of 2.88%, dividend yield of 0%, volatility of 293%, and an expected life of 5 years. These options were expensed immediately in the amount of approximately $10,500.

On February 19, 2014, our Board approved a grant of 50,000 options to a consultant to the Company. The options are exercisable at $0.41 per share for a period of five years. All options vest immediately. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 50,000 options issued during the period to this advisor, using the assumptions of a risk free interest rate of 2.88%, dividend yield of 0%, volatility of 291%, and an expected life of 5 years. These options were expensed immediately in the amount of approximately $20,500.

On March 31, 2014, April 30, 2014, and May 31, 2014, the Board approved a total grant of 30,000 options to a consultant to the Company. The options are exercisable at $0.30 per share for a period of five years. All options vest immediately. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 30,000 options issued during the period to this advisor, using the assumptions of a risk free interest rate of 1.54% to 1.74%, dividend yield of 0%, volatility of 284% to 288%, and an expected life of 5 years. These options were expensed immediately in the amount of approximately $12,000.

On March 3, 2014, our Board approved the repricing of all outstanding Board options for active directors to $0.45. A total of 3.185 million Directors’ options that was outstanding as of March 3, 2014. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 3.185 million options outstanding on March 3, 2014, using the assumptions of a risk free interest rate from 0.39% to 2.6%, a dividend yield of 0%, volatility of 158%, to 883% and an expected life of 2 to 9.75 years. The options were expensed in full during the third quarter 2014 in the amount of approximately $43,000.

On March 19, 2014, our Board approved a grant of 25,000 options to a consultant to the Company. The options are exercisable at $0.41 per share for a period of five years. All options vest immediately. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 25,000 options issued during the period to this advisor, using the assumptions of a risk free interest rate of 1.56%, dividend yield of 0%, volatility of 289%, and an expected life of 5 years. These options were expensed immediately in the amount of approximately $10,500.

On June 30, 2014, July 31, 2014, and August 31, 2014, the Board approved a total grant of 30,000 options to a consultant to the Company. The options are exercisable at $0.30 per share for a period of five years. All options vest immediately. With respect to these options, the Black-Scholes pricing model was used to estimate the fair value of the 30,000 options issued during the period to this advisor, using the assumptions of a risk free interest rate of 1.62% to 1.76%, dividend yield of 0%, volatility of 281% to 286%, and an expected life of 5 years. These options were expensed immediately in the amount of approximately $12,000.

During the year the Company recognized stock compensation expense of approximately $210,000 for 1,725,000 stock options issued to Board members in prior year for services vesting over one to three years. As of yearend there remains approximately $249,000 of stock compensation expense to be recognized.

We currently have 37,036,916 shares of our common stock outstanding.

As of August 31, 2014, the Company has 9,587,000 warrants issued in prior year, exercisable and outstanding with exercise prices of $2.50 to $5.00 per warrant, expiring 2015 and 2016.

As of August 31, 2014, the Company has 4,965,000 options issued and outstanding, of which 1,090,000 were issued during the twelve months ended August 31, 2014. The options have exercise prices of $0.30 to $1.00 and 3,971,022 are vested and exercisable, expiring in 2016 and 2024.

In September 2008, the Board adopted our 2008 Stock Option Plan (the “2008 Plan”), which was also approved by our shareholders in September 2008.  In May 2011, the board of directors adopted an amendment to our 2008 Plan (the “Amended 2008 Plan”), which was also approved by our shareholders in August 2011. The Amended 2008 Plan increased the number of shares available for grant from 2,000,000 to up to 5,000,000 shares of our common stock for awards to our officers, directors, employees and consultants.  On February 15, 2012, our stockholders approved an increase of 2,000,000 of shares of common stock available for issuance under the amended 2008 Stock Option Plan (the “Plan”).  As amended, the Plan provides for 7,000,000 shares of common stock for all awards.  Other provisions of the Amended 2008 Plan remain the same as under our 2008 Plan.  As of August 31, 2014, a total of 2,205,000 shares of our common stock remained available for future grants under the Amended 2008 Plan.

The following table sets forth certain information as of August 31, 2014 concerning our common stock that may be issued upon the exercise of options or warrants or pursuant to purchases of stock under the Amended 2008 Plan:

Plan Category	(a) Number of Securities to be Issued Upon the Exercise of Outstanding Options	(b) Weighted-Average Exercise Price of Outstanding Options	(c) Available for Future Issuance Under Equity Compensation Plans (Excluding Securities Reflected in Column (a))
Equity compensation plans approved by stockholders	4,795,000	$0.70	2,205,000
Equity compensation plans not approved by stockholders	170,000	$0.33	--

Total	4,965,000	$0.69	2,205,000

Warrants

The fair value of the 1,905,000 warrants issued in January 2011 with our 2011 Private Placement was estimated at the date of issue using the Black-Scholes valuation model. The Company included the relative fair value of the warrants of $944,000 as APIC.

The fair value of the 7,432,000 Option Warrants issued in May and June with our 2011 Private Placement was estimated at the date of issue using the Black-Scholes valuation model. The Company recorded the relative fair value of the warrants of $2,236,000 as Additional Paid In Capital.

            The fair value of the 250,000 Option Warrants issued in November 2010 for public relations services was estimated at the date of issue using the Black-Scholes valuation model. The Company recorded the relative fair value of the warrants of $479,998 as Additional Paid In Capital.

Warrant activity for the year ended August 31, 2014, was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Grant Date Fair Value

Outstanding at August 31, 2013	9,587,000	$2.57	1.54	$3,659,998

Warrants granted	-	-	-	-

Warrants exercised	-	-	-	-

Warrants cancelled/forfeited/expired	-	-	-	-

Outstanding at August 31, 2014	9,587,000	$2.57	1.54	$3,659,998

Vested at August 31, 2014	9,587,000	$2.57	1.54	$3,659,998

Exercisable at August 31, 2014	9,587,000	$2.57	1.54	$3,659,998

The assumptions used and the weighted average calculated value of warrants issued during prior years, were as follows:

Risk-free interest rate	1.1%
Expected dividend yield	0.00%
Expected volatility	380-425%
Expected life	5 Years

Schedule of stock issuable under the Amended 2008 Plan
The following table sets forth certain information as of August 31, 2014 concerning our common stock that may be issued upon the exercise of options or warrants or pursuant to purchases of stock under the Amended 2008 Plan:

Plan Category	(a) Number of Securities to be Issued Upon the Exercise of Outstanding Options	(b) Weighted-Average Exercise Price of Outstanding Options	(c) Available for Future Issuance Under Equity Compensation Plans (Excluding Securities Reflected in Column (a))
Equity compensation plans approved by stockholders	4,795,000	$0.70	2,205,000
Equity compensation plans not approved by stockholders	170,000	$0.33	--

Total	4,965,000	$0.69	2,205,000

Schedule of warrant activity
Warrant activity for the year ended August 31, 2014, was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Grant Date Fair Value

Outstanding at August 31, 2013	9,587,000	$2.57	1.54	$3,659,998

Warrants granted	-	-	-	-

Warrants exercised	-	-	-	-

Warrants cancelled/forfeited/expired	-	-	-	-

Outstanding at August 31, 2014	9,587,000	$2.57	1.54	$3,659,998

Vested at August 31, 2014	9,587,000	$2.57	1.54	$3,659,998

Exercisable at August 31, 2014	9,587,000	$2.57	1.54	$3,659,998

Schedule of assumptions used in warrant valuation
The assumptions used and the weighted average calculated value of warrants issued during prior years, were as follows:

Risk-free interest rate	1.1%
Expected dividend yield	0.00%
Expected volatility	380-425%
Expected life	5 Years